Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 567	$ 456	$ 1,120	$ 988
TiO2
Disaggregation of Revenue [Line Items]
Revenues	415	338	829	740
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	81	59	148	121
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	35	23	71	56
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	32	32	63	61
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	4	4	9	10
Europe
Disaggregation of Revenue [Line Items]
Revenues	277	208	545	464
North America
Disaggregation of Revenue [Line Items]
Revenues	144	129	275	262
Asia
Disaggregation of Revenue [Line Items]
Revenues	105	89	211	186
Other
Disaggregation of Revenue [Line Items]
Revenues	41	30	89	76
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	415	338	829	740
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	415	338	829	740
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	216	166	430	372
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	81	74	155	150
Titanium Dioxide | Asia
Disaggregation of Revenue [Line Items]
Revenues	81	71	164	148
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	37	27	80	70
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	152	118	291	248
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	81	59	148	121
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	35	23	71	56
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	32	32	63	61
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	4	4	9	10
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	61	42	115	92
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	63	55	120	112
Performance Additives | Asia
Disaggregation of Revenue [Line Items]
Revenues	24	18	47	38
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 4	$ 3	$ 9	$ 6